Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Though we do not have a formal policy regarding the granting practices of our equity awards, we generally approve annual equity grants for executives and the Chief Executive Officer in May, and for other existing employees in the third quarter following the performance appraisal cycle. Each new hire employee is granted stock options that are generally approved at the first scheduled Compensation Committee meeting following their date of hire.  Promotions may occur anytime during the year, at which time grants may be awarded and approved at the first scheduled Compensation Committee meeting following the date of promotion. Annual awards to members of our board of directors will be made on the date of our annual meeting of stockholders and initial grants to members of our board of directors are made upon their election or appointment to our Board, as applicable. Our Board and Compensation Committee, as applicable, carefully review any potential material non-public information before granting equity awards.  We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants.  We also do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

During 2025, we granted stock options to Dr. Mendelsohn and Mr. Le, two of our named executive officers, on May 12, 2025, one business day prior to the filing of a Form 10-Q on May 13, 2025. These grants were approved at a regularly scheduled meeting of our Compensation Committee occurring on May 12, 2025, pursuant to our typical annual refresh process for executives. We also granted stock options to Mr. Baldor, a named executive officer, on June 15, 2025, two business days prior to the filing of a Form 8-K on June 17, 2025. This grant option was approved by the Compensation Committee in connection with his June 11, 2025 appointment as an executive officer, effective June 15, 2025.

Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants.
MNPI Disclosure Timed for Compensation Value [Flag]	false
Adam Mendelsohn [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name	Adam Mendelsohn
Underlying Securities | shares	200,000
Exercise Price | $ / shares	$ 1.03
Underlying Security Market Price Change	(1.94)
Truc Le [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name	Truc Le
Underlying Securities | shares	160,000
Exercise Price | $ / shares	$ 1.03
Underlying Security Market Price Change	(1.94)
Anthony Baldor [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name	Anthony Baldor
Underlying Securities | shares	600,000
Exercise Price | $ / shares	$ 1.15
Underlying Security Market Price Change	0.88